Document and Entity Information	Oct. 29, 2020
Cover [Abstract]
Entity Registrant Name	CALLAWAY GOLF CO
Amendment Flag	false
Entity Central Index Key	0000837465
Document Type	8-K
Document Period End Date	Oct. 29, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-10962
Entity Tax Identification Number	95-3797580
Entity Address, Address Line One	2180 RUTHERFORD ROAD
Entity Address, City or Town	CARLSBAD
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008-7328
City Area Code	(760)
Local Phone Number	931-1771
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	ELY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false